Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Voyage revenue (Note 8)	$ 40,850,051	$ 54,921,697	$ 64,129,511
Related party revenue (Note 18)	240,000	240,000	240,000
Commissions (including $766,304, $641,104 and $474,466, respectively, to related party) (Note 9, 15)	(1,936,381)	(2,673,703)	(2,972,967)
Net revenue	39,153,670	52,487,994	61,396,544
Operating expenses
Voyage expenses (Note 15)	1,537,898	1,329,668	777,902
Vessel operating expenses (including $392,731, $347,840, and $399,665 , respectively, to related party) (Note 9, 15)	25,191,250	25,075,139	26,249,339
Dry-docking expenses	3,816,699	1,616,425	3,148,111
Vessel depreciation (Note 5)	19,983,772	17,385,608	18,348,556
Related party management fees (Note 9)	4,891,024	4,984,098	5,810,095
Other general and administrative expenses (including $1,225,000, $1,850,000, and $1,900,000, respectively, to related party) (Note 9, 13)	3,542,619	3,661,426	2,986,507
Net loss on sale of vessels (including $43,823 and $76,183 to related party) (Note 5)	1,935,019	8,568,234
Impairment loss	78,207,462
Other income (Note 20)		(254,604)	(735,707)
Total operating expenses	139,105,743	62,365,994	56,584,803
Operating (loss)/income	(99,952,073)	(9,878,000)	4,811,741
Other income/(expenses)
Interest and other financing costs	(1,845,776)	(1,977,226)	(2,191,235)
Loss on derivatives, net (Note 17)	(177,132)	(637,403)	(1,498,122)
Foreign exchange (loss)/gain	(10,143)	8,321	(17,122)
(Loss)/gain on trading securities		20,373	(235,750)
Other income (Note 18)	196,196
Interest income	387,292	484,886	248,892
Other expenses, net	(1,449,563)	(2,101,049)	(3,693,337)
Equity loss in joint venture (Note 18)	(2,023,191)	(1,219,692)	(2,415)
Net income/(loss)	$ (103,424,827)	$ (13,198,741)	$ 1,115,989
Earnings/(Loss) per share - basic (Note 14) (in Dollars per share)	$ (2.28)	$ (0.34)	$ 0.04
Weighted average number of shares outstanding during the year, basic (Note 14) (in Shares)	45,442,841	38,950,100	31,794,381
(Loss)/Earnings per share - diluted (Note 14) (in Dollars per share)	$ (2.28)	$ (0.34)	$ 0.04
Weighted average number of shares outstanding during the year, diluted (Note 14) (in Shares)	45,442,841	38,950,100	31,846,080